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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:      June 30, 2013

Date of reporting period:    March 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 25.6%
Auto Components - 1.7%
Cooper Tire & Rubber Co.	500,000	$12,830,000
TRW Automotive Holdings Corp. (a)	500,000	27,500,000
		40,330,000
Automobiles - 0.2%
Ford Motor Co.	400,000	5,260,000

Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	162,000	4,113,180

Hotels, Restaurants & Leisure - 4.7%
Brinker International, Inc.	350,000	13,177,500
Cheesecake Factory, Inc. (The)	950,000	36,679,500
Jack in the Box, Inc. (a)	1,240,000	42,891,600
Panera Bread Co. - Class A (a)	125,000	20,655,000
		113,403,600
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	100,000	26,649,000

Leisure Equipment & Products - 0.9%
Hasbro, Inc.	150,000	6,591,000
Mattel, Inc.	330,000	14,450,700
		21,041,700
Media - 7.4%
Comcast Corp. - Class A	100,000	4,201,000
DISH Network Corp. - Class A	1,080,000	40,932,000
Gannett Co., Inc.	1,000,000	21,870,000
McClatchy Co. (The) - Class A (a)	143,000	414,700
McGraw-Hill Cos., Inc. (The)	250,000	13,020,000
Scripps Networks Interactive, Inc. - Class A	602,000	38,732,680
Time Warner Cable, Inc.	500,000	48,030,000
Valassis Communications, Inc.	325,000	9,707,750
		176,908,130
Multiline Retail - 2.3%
Family Dollar Stores, Inc.	250,000	14,762,500
Target Corp.	595,000	40,727,750
		55,490,250
Specialty Retail - 6.0%
American Eagle Outfitters, Inc.	1,250,000	23,375,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 25.6% (Continued)
Specialty Retail - 6.0% (Continued)
Bed Bath & Beyond, Inc. (a)	174,000	$11,209,080
Chico's FAS, Inc.	952,000	15,993,600
GameStop Corp. - Class A	650,000	18,180,500
Gap, Inc. (The)	1,000,000	35,400,000
TJX Cos., Inc. (The)	250,000	11,687,500
Urban Outfitters, Inc. (a)	715,000	27,699,100
		143,544,780
Textiles, Apparel & Luxury Goods - 1.1%
Under Armour, Inc. - Class A (a)	500,000	25,600,000

Consumer Staples - 9.5%
Beverages - 2.8%
Coca-Cola Co. (The)	500,000	20,220,000
PepsiCo, Inc.	600,000	47,466,000
		67,686,000
Food & Staples Retailing - 2.6%
Walgreen Co.	533,000	25,413,440
Wal-Mart Stores, Inc.	500,000	37,415,000
		62,828,440
Food Products - 2.1%
Campbell Soup Co.	600,000	27,216,000
Ingredion, Inc.	300,000	21,696,000
		48,912,000
Household Products - 2.0%
Clorox Co. (The)	150,000	13,279,500
Colgate-Palmolive Co.	300,000	35,409,000
		48,688,500
Energy - 4.5%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	202,000	14,051,120
Halliburton Co.	450,000	18,184,500
Helmerich & Payne, Inc.	250,000	15,175,000
		47,410,620
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	350,000	21,035,000
Exxon Mobil Corp.	400,000	36,044,000
Inergy, L.P.	120,000	2,451,600
		59,530,600

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 2.8%
Commercial Banks - 1.2%
Fifth Third Bancorp	850,000	$13,863,500
SunTrust Banks, Inc.	500,000	14,405,000
		28,268,500
Consumer Finance - 0.7%
World Acceptance Corp. (a)	190,000	16,315,300

Diversified Financial Services - 0.5%
Moody's Corp.	250,000	13,330,000

Insurance - 0.4%
Protective Life Corp.	250,000	8,950,000

Health Care - 25.3%
Biotechnology - 7.8%
Amgen, Inc.	500,000	51,255,000
Biogen Idec, Inc. (a)	258,000	49,770,780
Celgene Corp. (a)	59,000	6,838,690
Gilead Sciences, Inc. (a)	558,000	27,302,940
PDL BioPharma, Inc.	3,000,000	21,930,000
United Therapeutics Corp. (a)	468,000	28,487,160
		185,584,570
Health Care Equipment & Supplies - 7.6%
Align Technology, Inc. (a)	597,000	20,005,470
Baxter International, Inc.	450,000	32,688,000
Becton, Dickinson and Co.	200,000	19,122,000
Cyberonics, Inc. (a)	898,000	42,035,380
ICU Medical, Inc. (a)	27,000	1,591,650
Medtronic, Inc.	500,000	23,480,000
ResMed, Inc.	500,000	23,180,000
Zimmer Holdings, Inc.	250,000	18,805,000
		180,907,500
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	100,000	5,145,000
Bio-Reference Laboratories, Inc. (a)	116,000	3,013,680
Community Health Systems, Inc.	350,000	16,586,500
Health Management Associates, Inc. - Class A (a)	1,650,000	21,235,500
Patterson Cos., Inc.	100,000	3,804,000
		49,784,680

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 25.3% (Continued)
Life Sciences Tools & Services - 1.1%
Harvard Bioscience, Inc. (a)	1,000,000	$5,650,000
Illumina, Inc. (a)	400,000	21,600,000
		27,250,000
Pharmaceuticals - 6.7%
Abbott Laboratories	400,000	14,128,000
AbbVie, Inc.	400,000	16,312,000
AstraZeneca plc - ADR	907,000	45,331,860
Eli Lilly & Co.	600,000	34,074,000
Medicines Co. (The) (a)	696,000	23,260,320
Novartis AG - ADR	400,000	28,496,000
		161,602,180
Industrials - 9.0%
Air Freight & Logistics - 0.4%
FedEx Corp.	100,000	9,820,000

Airlines - 2.2%
Copa Holdings S.A. - Class A	100,000	11,961,000
JetBlue Airways Corp. (a)	584,000	4,029,600
Southwest Airlines Co.	1,500,000	20,220,000
US Airways Group, Inc. (a)	1,000,000	16,970,000
		53,180,600
Commercial Services & Supplies - 2.5%
Cintas Corp.	836,000	36,892,680
Copart, Inc. (a)	380,000	13,026,400
Tetra Tech, Inc. (a)	300,000	9,147,000
		59,066,080
Electrical Equipment - 0.7%
Generac Holdings, Inc.	500,000	17,670,000

Industrial Conglomerates - 1.9%
3M Co.	200,000	21,262,000
General Electric Co.	1,000,000	23,120,000
		44,382,000
Machinery - 1.3%
Illinois Tool Works, Inc.	500,000	30,470,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 15.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	750,000	$15,682,500

Computers & Peripherals - 2.9%
Seagate Technology plc	750,000	27,420,000
Synaptics, Inc. (a)	650,000	26,448,500
Western Digital Corp.	297,000	14,933,160
		68,801,660
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	150,000	11,197,500
Dolby Laboratories, Inc. - Class A	265,000	8,893,400
		20,090,900
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	500,000	17,645,000
eBay, Inc. (a)	800,000	43,376,000
j2 Global, Inc.	42,000	1,646,820
		62,667,820
IT Services - 1.9%
Amdocs Ltd.	150,000	5,437,500
Convergys Corp.	231,000	3,933,930
MasterCard, Inc. - Class A	60,000	32,467,800
Syntel, Inc.	50,000	3,376,000
		45,215,230
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	271,000	12,598,790
Cirrus Logic, Inc. (a)	1,000,000	22,750,000
Cree, Inc. (a)	150,000	8,206,500
Hittite Microwave Corp. (a)	39,000	2,361,840
SunPower Corp. (a)	563,000	6,497,020
Veeco Instruments, Inc. (a)	650,000	24,914,500
		77,328,650
Software - 3.6%
Adobe Systems, Inc. (a)	550,000	23,930,500
BMC Software, Inc. (a)	650,000	30,114,500
Oracle Corp.	1,000,000	32,340,000
		86,385,000
Materials - 3.7%
Chemicals - 2.6%
Agrium, Inc.	400,000	39,000,000
BASF SE - ADR	91,000	7,989,800

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Chemicals - 2.6% (Continued)
Monsanto Co.	75,000	$7,922,250
NewMarket Corp.	30,000	7,810,800
		62,722,850
Metals & Mining - 1.1%
Barrick Gold Corp.	300,000	8,820,000
Newmont Mining Corp.	250,000	10,472,500
Southern Copper Corp.	200,000	7,514,000
		26,806,500
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	300,000	11,007,000

Wireless Telecommunication Services - 0.9%
China Mobile Ltd. - ADR	418,000	22,208,340

Utilities - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	200,000	14,518,000
Entergy Corp.	200,000	12,648,000
		27,166,000

Total Common Stocks (Cost $2,018,172,735)		$2,360,060,660

PUT OPTION CONTRACTS - 1.2%	Contracts	Value
Nasdaq 100 Index Option, 04/20/2013 at $2,700	1,000	$612,000
Russell 2000 Index Option, 06/22/2013 at $620	2,500	37,500
S&P 500 Index Option, 05/18/2013 at $1,550	5,000	10,925,000
S&P 500 Index Option, 06/22/2013 at $1,530	6,500	17,777,500
Total Put Option Contracts (Cost $33,948,035)		$29,352,000

Total Investments at Value - 99.8% (Cost $2,052,120,770)		$2,389,412,660

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 36.6%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	268,545,693	$268,545,693
First American Treasury Obligations Fund - Class Y, 0.00% (b)	607,975,485	607,975,485
Total Money Market Funds (Cost $876,521,178)		$876,521,178

Total Investments and Money Market Funds at Value - 136.4% (Cost $2,928,641,948)		$3,265,933,838

Written Call Option Contracts - (35.8%)		(858,228,500)

Liabilities in Excess of Other Assets - (0.6%)		(13,357,904)

Net Assets - 100.0%		$2,394,347,434

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2013 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
04/20/2013 at $1,800	1,000	$101,637,000	$99,198,662
Russell 2000 Index Option,
06/22/2013 at $620	2,500	81,875,000	75,271,656
S&P 500 Index Option,
04/20/2013 at $980	11,500	674,716,500	642,834,617
Total Written Call Option Contracts		$858,228,500	$817,304,935

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 18.2%	Shares	Value
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
NuStar Energy L.P.	89,000	$4,747,260
ONEOK Partners L.P.	144,000	8,265,600
Williams Partners L.P.	85,000	4,403,000
		17,415,860
Materials - 12.3%
Metals & Mining - 12.3%
Agnico-Eagle Mines Ltd.	800,000	32,832,000
AngloGold Ashanti Ltd. - ADR	1,150,000	27,082,500
Barrick Gold Corp.	1,100,000	32,340,000
Compañía de Minas Buenaventura S.A. - ADR	550,000	14,278,000
Goldcorp, Inc.	850,000	28,585,500
Gold Fields Ltd. - ADR	1,000,000	7,750,000
Harmony Gold Mining Co. Ltd. - ADR	1,000,000	6,410,000
Newmont Mining Corp.	800,000	33,512,000
Randgold Resources Ltd. - ADR	250,000	21,495,000
Sibanye Gold Ltd. - ADR (a)	250,000	1,412,500
Stillwater Mining Co. (a)	10,000	129,300
		205,826,800
Utilities - 4.9%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	151,000	7,343,130
Duke Energy Corp.	333	24,172
Edison International	1,000	50,320
Entergy Corp.	101,000	6,387,240
Exelon Corp.	400,000	13,792,000
FirstEnergy Corp.	83,000	3,502,600
NextEra Energy, Inc.	1,000	77,680
Pepco Holdings, Inc.	55,000	1,177,000
Pinnacle West Capital Corp.	23,000	1,331,470
PPL Corp.	100,000	3,131,000
UNS Energy Corp.	56,000	2,740,640
		39,557,252
Multi-Utilities - 2.6%
Ameren Corp.	148,000	5,182,960
Dominion Resources, Inc.	16,000	930,880
DTE Energy Co.	67,000	4,578,780
PG&E Corp.	350,000	15,585,500
Public Service Enterprise Group, Inc.	400,000	13,736,000

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.2% (Continued)	Shares	Value
Utilities - 4.9% (Continued)
Multi-Utilities - 2.6% (Continued)
SCANA Corp.	37,000	$1,892,920
TECO Energy, Inc.	91,000	1,621,620
		43,528,660

Total Common Stocks (Cost $346,280,281)		$306,328,572

U.S. TREASURY OBLIGATIONS - 74.4%	Par Value	Value
U.S. Treasury Bills (b) - 6.0%
0.13%, due 06/06/2013	$100,000,000	$99,990,800

U.S. Treasury Inflation-Protected Notes - 2.8%
2.00%, due 07/15/2014	30,538,750	32,337,666
2.50%, due 01/15/2029	10,724,700	15,007,877
		47,345,543
U.S. Treasury Notes - 65.6%
0.75%, due 06/15/2014	200,000,000	201,367,200
2.25%, due 03/31/2016	200,000,000	211,281,200
2.00%, due 04/30/2016	150,000,000	157,441,500
1.75%, due 05/31/2016	100,000,000	104,265,600
3.00%, due 08/31/2016	75,000,000	81,480,450
1.75%, due 05/15/2022	100,000,000	100,304,700
1.625%, due 11/15/2022	250,000,000	245,605,500
		1,101,746,150

Total U.S. Treasury Obligations (Cost $1,215,949,551)		$1,249,082,493

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
iShares Gold Trust (a)	1,500,000	$23,280,000
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,934,400
Total Exchange-Traded Funds (Cost $32,479,295)		$33,214,400

Total Investments at Value - 94.6% (Cost $1,594,709,127)		$1,588,625,465

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (c)	27,065,005	$27,065,005
First American Treasury Obligations Fund - Class Y, 0.00% (c)	64,115,823	64,115,823
Total Money Market Funds (Cost $91,180,828)		$91,180,828

Total Investments and Money Market Funds at Value - 100.0% (Cost $1,685,889,955)		$1,679,806,293

Other Assets in Excess of Liabilities - 0.0% (d)		504,742

Net Assets - 100.0%		$1,680,311,035

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of March 31, 2013.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 43.6%	Shares	Value
Consumer Discretionary - 9.4%
Auto Components - 0.3%
Autoliv, Inc.	1,100	$76,054

Diversified Consumer Services - 0.7%
H&R Block, Inc.	4,000	117,680
Strayer Education, Inc.	1,000	48,380
		166,060
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	4,500	154,350
Darden Restaurants, Inc.	3,500	180,880
McDonald's Corp.	2,100	209,349
		544,579
Household Durables - 0.8%
Garmin Ltd.	4,300	142,072
Koss Corp.	9,000	45,990
		188,062
Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	6,000	50,880

Leisure Equipment & Products - 0.7%
Hasbro, Inc.	3,825	168,071

Media - 2.3%
Harte-Hanks, Inc.	20,500	159,695
John Wiley & Sons, Inc. - Class A	5,200	202,592
Meredith Corp.	3,000	114,780
Omnicom Group, Inc.	1,100	64,790
		541,857
Multiline Retail - 0.8%
Kohl's Corp.	4,300	198,359

Specialty Retail - 0.7%
Best Buy Co., Inc.	2,250	49,837
Staples, Inc.	9,500	127,585
		177,422
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	3,000	149,970

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.6% (Continued)	Shares	Value
Consumer Staples - 6.7%
Beverages - 1.2%
Coca-Cola Co. (The)	2,250	$90,990
PepsiCo, Inc.	2,325	183,931
		274,921
Food & Staples Retailing - 2.4%
Safeway, Inc.	3,000	79,050
Sysco Corp.	1,500	52,755
Walgreen Co.	5,000	238,400
Wal-Mart Stores, Inc.	2,700	202,041
		572,246
Food Products - 1.9%
Campbell Soup Co.	4,500	204,120
General Mills, Inc.	1,125	55,474
Kellogg Co.	3,000	193,290
		452,884
Household Products - 1.2%
Clorox Co. (The)	1,000	88,530
Procter & Gamble Co. (The)	2,700	208,062
		296,592
Energy - 2.9%
Energy Equipment & Services - 0.7%
Ensco plc - Class A	3,000	180,000

Oil, Gas & Consumable Fuels - 2.2%
BP plc - ADR	2,600	110,110
ConocoPhillips	2,100	126,210
Exxon Mobil Corp.	1,400	126,154
Occidental Petroleum Corp.	2,000	156,740
		519,214
Financials - 1.6%
Diversified Financial Services - 0.9%
CME Group, Inc.	3,400	208,726

Insurance - 0.7%
Aflac, Inc.	3,500	182,070

Health Care - 9.8%
Biotechnology - 0.6%
PDL BioPharma, Inc.	20,000	146,200

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.6% (Continued)	Shares	Value
Health Care - 9.8% (Continued)
Health Care Equipment & Supplies - 4.0%
Baxter International, Inc.	2,950	$214,288
Becton, Dickinson and Co.	2,325	222,293
Medtronic, Inc.	3,300	154,968
Meridian Bioscience, Inc.	7,000	159,740
St. Jude Medical, Inc.	4,900	198,156
		949,445
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	4,200	174,804
Owens & Minor, Inc.	2,000	65,120
		239,924
Health Care Technology - 0.2%
Quality Systems, Inc.	3,000	54,840

Pharmaceuticals - 4.0%
Abbott Laboratories	1,750	61,810
AbbVie, Inc.	3,250	132,535
AstraZeneca plc - ADR	3,500	174,930
Eli Lilly & Co.	1,000	56,790
Johnson & Johnson	2,650	216,054
Merck & Co., Inc.	2,625	116,104
Novartis AG - ADR	2,900	206,596
		964,819
Industrials - 3.1%
Aerospace & Defense - 0.8%
Raytheon Co.	1,600	94,064
United Technologies Corp.	1,000	93,430
		187,494
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	1,400	120,260

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	2,100	69,300

Electrical Equipment - 0.6%
Eaton Corp. plc	500	30,625
Emerson Electric Co.	2,000	111,740
		142,365

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.6% (Continued)	Shares	Value
Industrials - 3.1% (Continued)
Machinery - 0.6%
Illinois Tool Works, Inc.	2,500	$152,350

Road & Rail - 0.3%
Norfolk Southern Corp.	1,000	77,080

Information Technology - 6.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.	5,500	115,005
Comtech Telecommunications Corp.	3,000	72,840
Harris Corp.	3,700	171,458
		359,303
Computers & Peripherals - 0.2%
Diebold, Inc.	1,500	45,480

Electronic Equipment, Instruments & Components - 0.4%
Molex, Inc.	3,000	87,840

Office Electronics - 0.7%
CANON, Inc.	4,400	161,436

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	2,000	92,980
Applied Materials, Inc.	5,000	67,400
Intel Corp.	8,500	185,725
KLA-Tencor Corp.	2,200	116,028
Maxim Integrated Products, Inc.	1,000	32,650
Microchip Technology, Inc.	4,000	147,040
Xilinx, Inc.	2,250	85,882
		727,705
Software - 1.0%
ClickSoftware Technologies Ltd.	10,000	80,400
Microsoft Corp.	6,000	171,660
		252,060
Materials - 1.7%
Chemicals - 1.0%
BASF SE - ADR	2,100	184,380
Scotts Miracle-Gro Co. (The) - Class A	1,500	64,860
		249,240

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.6% (Continued)	Shares	Value
Materials - 1.7% (Continued)
Metals & Mining - 0.7%
Newmont Mining Corp.	4,000	$167,560

Utilities - 1.6%
Electric Utilities - 0.9%
Entergy Corp.	1,600	101,184
PPL Corp.	3,600	112,716
		213,900
Water Utilities - 0.7%
Consolidated Water Co. Ltd.	16,000	158,400

Total Common Stocks (Cost $9,630,269)		$10,474,968

PUT OPTION CONTRACTS - 0.1%	Contracts	Value
S&P 500 Index Option, 06/22/2013 at $1,280 (Cost $16,043)	32	$7,648

Total Investments at Value - 43.7% (Cost $9,646,312)		$10,482,616

MONEY MARKET FUNDS - 59.8%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	4,190,581	$4,190,581
First American Treasury Obligations Fund - Class Y, 0.00% (a)	10,179,028	10,179,028
Total Money Market Funds (Cost $14,369,609)		$14,369,609

Total Investments and Money Market Funds at Value - 103.5% (Cost $24,015,921)		$24,852,225

Written Call Option Contracts - (3.8%)		(907,104)

Other Assets in Excess of Liabilities - 0.3%		68,018

Net Assets - 100.0%		$24,013,139

ADR	- American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2013 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/22/2013 at $1,280	32	$907,104	$825,557

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2013 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of March 31, 2013, all options held by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and ask prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased and written by Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2013 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$2,360,060,660	$-	$-	$2,360,060,660
Put Option Contracts	-	29,352,000	-	29,352,000
Money Market Funds	876,521,178	-	-	876,521,178
Total Investments in Securities and Money Market Funds	$3,236,581,838	$29,352,000	$-	$3,265,933,838

Other Financial Instruments:
Written Call Option Contracts	$-	$(858,228,500)	$-	$(858,228,500)
Total Other Financial Instruments	$-	$(858,228,500)	$-	$(858,228,500)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$306,328,572	$-	$-	$306,328,572
U.S. Treasury Obligations	-	1,249,082,493	-	1,249,082,493
Exchange-Traded Funds	33,214,400	-	-	33,214,400
Money Market Funds	91,180,828	-	-	91,180,828
Total Investments in Securities and Money Market Funds	$430,723,800	$1,249,082,493	$-	$1,679,806,293

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$10,474,968	$-	$-	$10,474,968
Put Option Contracts	-	7,648	-	7,648
Money Market Funds	14,369,609	-	-	14,369,609
Total Investments in Securities and Money Market Funds	$24,844,577	$7,648	$-	$24,852,225

Other Financial Instruments:
Written Call Option Contracts	$-	$(907,104)	$-	$(907,104)
Total Other Financial Instruments	$-	$(907,104)	$-	$(907,104)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  As of March 31, 2013, the Funds did not have any transfers in and out of any Level.  In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2013:

	Hussman	Hussman	Hussman
	Strategic	Strategic Total	Strategic Dividend
	Growth Fund	Return Fund	Value Fund
Cost of portfolio investments	$2,934,129,057	$1,686,540,339	$24,015,921

Gross unrealized appreciation	$370,728,103	$49,064,660	$1,002,369
Gross unrealized depreciation	(38,923,322)	(55,798,706)	(166,065)

Net unrealized appreciation/(depreciation) on investments	$331,804,781	$(6,734,046)	$836,304

Net unrealized depreciation on written call option contracts	$(40,923,565)	$-	$(81,547)

As of March 31, 2013, the tax cost of written call option contracts for Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund is $817,304,935 and $825,557, respectively.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4.  Other Investments and Strategies

If a Fund has significant investments in the securities of issuers in industries within a particular market sector, any development generally affecting issuers within that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of March 31, 2013, Hussman Strategic Growth Fund had 25.6% and 25.3% of the value of its net assets invested in stocks within the Consumer Discretionary and Health Care sectors, respectively.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.  As of March 31, 2013, Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund had 36.6% and 59.8%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 25.4% and 42.4%, respectively, of the value of their net assets invested in shares of a single money market fund.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 28, 2013 (Unaudited)

COMMON STOCKS - 64.6%	Shares	Value
Argentina - 0.5%
Telecom Argentina S.A. - ADR	28,000	$406,280

Australia - 1.3%
Cochlear Ltd. (a)	3,000	213,147
Sonic Healthcare Ltd. (a)	63,000	916,823
		1,129,970
Austria - 0.7%
OMV AG (a)	15,000	639,640

Belgium - 0.7%
Colruyt S.A. (a)	12,000	580,115

Canada - 2.6%
Gildan Activewear, Inc.	22,000	877,670
Shaw Communications, Inc. - Class B	33,000	817,253
Shoppers Drug Mart Corp.	15,000	641,819
		2,336,742
China - 2.5%
Mindray Medical International Ltd. - ADR	22,500	898,650
NetEase.com, Inc. - ADR	8,000	438,160
WuXi PharmaTech (Cayman), Inc. - ADR (b)	40,000	687,200
Yue Yuen Industrial (Holdings) Ltd. - ADR	12,000	193,920
		2,217,930
Denmark - 0.8%
William Demant Holding A/S (a) (b)	8,000	670,504

Finland - 2.2%
Elisa Oyj (a)	20,000	372,222
Lassila & Tikanoja Oyj (a) (b)	45,000	723,799
Tieto Oyj (a)	40,000	848,444
		1,944,465
France - 5.9%
Alten	19,500	772,450
bioMérieux (a)	6,000	566,327
Cegid Group	5,000	102,558
Danone S.A. (a)	13,000	905,258
Infotel S.A.	3,066	205,566
L'Oréal S.A. (a)	3,600	571,205
Metropole Television S.A. (a)	17,500	272,265

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
France - 5.9% (Continued)
Norbert Dentressangle S.A.	9,427	$715,198
Sanofi - ADR	22,100	1,128,868
		5,239,695
Germany - 2.4%
Deutsche Telekom AG (a)	60,000	635,237
SAP AG - ADR	13,100	1,055,074
United Internet AG (a)	20,000	486,966
		2,177,277
India - 1.1%
Wipro Ltd. - ADR	100,000	1,010,000

Italy - 1.6%
Enel S.P.A. (a)	125,000	409,904
Eni S.P.A. - ADR	10,000	448,900
Società Iniziative Autostradali e Servizi S.P.A. (a)	60,000	562,990
		1,421,794
Japan - 13.8%
ABC-MART, Inc. (a)	20,000	762,862
Central Japan Railway Co. (a)	3,500	369,840
KDDI Corp. (a)	19,000	794,468
K's Holdings Corp. (a)	14,000	449,047
Mochida Pharmaceutical Co. Ltd. (a)	50,000	645,533
Nitori Holdings Co. Ltd. (a)	2,000	154,422
Nomura Research Institute Ltd. (a)	20,000	516,530
Ryohin Keikaku Co. Ltd. (a)	13,000	1,024,198
Shionogi & Co. Ltd. (a)	40,000	810,690
SoftBank Corp. (a)	20,000	921,484
Sogo Medical Co. Ltd. (a)	15,000	530,535
Sugi Holdings Co. Ltd. (a)	23,000	820,627
Sundrug Co. Ltd. (a)	25,000	1,111,554
Takeda Pharmaceutical Co. Ltd. (a)	10,500	575,250
Toppan Forms Co. Ltd. (a)	66,900	650,117
Trend Micro, Inc. (a)	15,000	421,189
United Arrows Ltd. (a)	25,000	855,704
Yamada Denki Co. Ltd. (a)	10,000	458,831
YAOKO Co., Ltd. (a)	10,000	436,098
		12,308,979
Mexico - 0.3%
Gruma S.A.B. de C.V. - ADR (b)	15,500	272,180

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
New Zealand - 1.2%
Chorus Ltd. - ADR	16,000	$187,360
Telecom Corp. of New Zealand Ltd. - ADR	92,500	887,075
Warehouse Group Ltd. (The)	13,442	39,256
		1,113,691
Norway - 1.8%
Tomra Systems ASA	95,000	927,064
Yara International ASA (a)	15,000	684,700
		1,611,764
Russia - 0.8%
Mobile TeleSystems OJSC - ADR	33,000	684,420

Spain - 0.8%
Red Electrica Corp. S.A. (a)	15,000	755,490

Sweden - 2.6%
Axfood AB (a)	13,000	529,444
Clas Ohlson AB - B Shares	55,000	734,228
Hennes & Mauritz AB - B Shares (a)	14,100	504,940
NIBE Industrier AB - B Shares (a)	30,000	522,959
		2,291,571
Switzerland - 4.0%
Logitech International S.A. (b)	61,000	425,170
Lonza Group AG (a) (b)	12,000	780,166
Novartis AG - ADR	14,000	997,360
Roche Holding Ltd. - ADR	19,000	1,113,400
Swisscom AG - ADR	6,000	277,920
		3,594,016
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,000	945,450

United Kingdom - 15.9%
AstraZeneca plc - ADR	21,500	1,074,570
BT Group plc - ADR	10,000	420,300
Debenhams plc	375,000	471,849
Ensco plc - Class A	2,500	150,000
Enterprise Inns plc (a) (b)	350,000	565,900
GlaxoSmithKline plc - ADR	23,500	1,102,385
Inmarsat plc (a)	60,000	642,414
J Sainsbury plc (a)	180,000	1,036,921

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.6% (Continued)	Shares	Value
United Kingdom - 15.9% (Continued)
J.D. Wetherspoon plc (a)	70,000	$572,449
London Stock Exchange Group plc (a)	25,000	497,241
Marks & Spencer Group plc (a)	40,000	237,236
Mitie Group plc (a)	175,000	747,938
National Grid plc - ADR	10,500	609,105
Reckitt Benckiser Group plc - ADR	75,000	1,082,250
Sage Group plc (The) (a)	100,000	521,545
Smith & Nephew plc - ADR	19,500	1,125,735
SSE plc (a)	35,000	791,322
Tesco plc (a)	125,000	726,733
Vodafone Group plc - ADR	19,000	539,790
William Morrison Supermarkets plc (a)	160,000	672,614
WS Atkins plc (a)	45,000	624,698
		14,212,995

Total Common Stocks (Cost $52,318,773)		$57,564,968

EXCHANGE-TRADED FUNDS - 6.8%	Shares	Value
iShares MSCI Australia Index Fund	48,000	$1,297,920
iShares MSCI Belgium Index Fund	87,000	1,233,660
iShares MSCI Germany Index Fund	49,000	1,199,030
iShares MSCI Singapore Index Fund	80,000	1,116,800
iShares MSCI Sweden Index Fund	38,000	1,235,380
Total Exchange-Traded Funds (Cost $5,895,307)		$6,082,790

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 06/22/2013 at $1,150 (Cost $10,634)	100	$7,300

Total Investments at Value - 71.4% (Cost $58,224,714)		$63,655,058

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 22.9%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (d) (Cost $20,389,667)	20,389,667	$20,389,667

Total Investments and Money Market Funds at Value - 94.3% (Cost $78,614,381)		$84,044,725

Written Call Option Contracts - (4.6%)		(4,118,000)

Other Assets in Excess of Liabilities - 10.3%		9,192,467

Net Assets - 100.0%		$89,119,192

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $33,098,535 at March 28, 2013, representing 37.1% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 28, 2013.

See accompanying notes to Schedule of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
March 28, 2013 (Unaudited)

Sector	Industry	% of Net Assets
Consumer Discretionary - 10.1%
	Hotels, Restaurants & Leisure	1.3%
	Media	1.2%
	Multiline Retail	2.2%
	Specialty Retail	4.4%
	Textiles, Apparel & Luxury Goods	1.0%
Consumer Staples - 11.1%
	Food & Staples Retailing	8.0%
	Food Products	1.3%
	Household Products	1.2%
	Personal Products	0.6%
Energy - 1.4%
	Energy Equipment & Services	0.2%
	Oil, Gas & Consumable Fuels	1.2%
Financials - 0.6%
	Diversified Financial Services	0.6%
Health Care - 14.9%
	Health Care Equipment & Supplies	3.9%
	Health Care Providers & Services	1.0%
	Life Sciences Tools & Services	1.6%
	Pharmaceuticals	8.4%
Industrials - 6.5%
	Air Freight & Logistics	0.8%
	Building Products	0.6%
	Commercial Services & Supplies	3.4%
	Professional Services	0.7%
	Road & Rail	0.4%
	Transportation Infrastructure	0.6%
Information Technology - 9.7%
	Computers & Peripherals	0.5%
	Internet Software & Services	2.1%
	IT Services	2.9%
	Semiconductors & Semiconductor Equipment	1.0%
	Software	3.2%
Materials - 0.8%
	Chemicals	0.8%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY (Continued)

Sector	Industry	% of Net Assets
Telecommunication Services - 6.6%
	Diversified Telecommunication Services	5.1%
	Wireless Telecommunication Services	1.5%
Utilities - 2.9%
	Electric Utilities	2.2%
	Multi-Utilities	0.7%
		64.6%

See accompanying notes to Schedule of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
March 28, 2013 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Dollar Index Future	06/17/2013	150	$12,472,500	$24,769

See accompanying notes to Schedule of Investments

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 28, 2013 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/22/2013 at $1,150	100	$4,118,000	$3,999,866

See accompanying notes to Schedule of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 28, 2013 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Euro STOXX 50 Index Future	06/21/2013	900	$29,605,795	$930,182
FTSE 100 Index Future	06/21/2013	150	14,504,217	120,355
Total Futures Contracts Sold Short			$44,110,012	$1,050,537

See accompanying notes to Schedule of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 28, 2013 (Unaudited)

1.  Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic International Fund (the “Fund”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of March 28, 2013, all options held by the Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

HUSSMAN STRATEGIC INTERNATIONAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased and written by the Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  Non-U.S. equity securities actively traded in foreign markets held by the Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of March 28, 2013 by security type:

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$24,466,433	$33,098,535	$-	$57,564,968
Exchange-Traded Funds	6,082,790	-	-	6,082,790
Put Option Contracts	-	7,300	-	7,300
Money Market Funds	20,389,667	-	-	20,389,667
Total Investments in Securities and Money Market Funds	$50,938,890	$33,105,835	$-	$84,044,725

Other Financial Instruments:
Futures Contracts	$12,472,500	$-	$-	$12,472,500
Futures Contracts Sold Short	(44,110,012)	-	-	(44,110,012)
Written Call Option Contracts	-	(4,118,000)	-	(4,118,000)
Total Other Financial Instruments	$(31,637,512)	$(4,118,000)	$-	$(35,755,512)

The Fund’s Schedule of Investments identifies the specific securities (by type of security and geographical region) that comprise the Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  Transfers that occurred between Levels 1 and 2 on March 28, 2013 due to implementation of systematic fair value procedures are as follows:

HUSSMAN STRATEGIC INTERNATIONAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Transfers from Level 1 to Level 2
Common Stocks	$3,457,064

In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 28, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 28, 2013:

Cost of portfolio investments	$78,614,381

Gross unrealized appreciation	$7,851,567
Gross unrealized depreciation	(2,421,223)

Net unrealized appreciation on investments	$5,430,344

Net unrealized depreciation on written call option contracts	$(118,134)

Net unrealized appreciation on futures contracts	$1,075,306

As of March 28, 2013, the tax cost of written options is $3,999,866.

4.  Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk.  Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs.  In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses.  Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry.  Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.  Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse.  Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 20, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 20, 2013

*	Print the name and title of each signing officer under his or her signature.